Consolidated Balance Sheets	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash	$ 3,316,946	$ 4,482,359	$ 1,889,817
Restricted cash			100,000
Accounts receivable, net	2,611,387	3,528,901	3,415,966
Contract assets	3,781,670	5,110,365	7,023,941
Prepayments and other current assets	85,159	115,080	112,028
Total current assets	9,974,830	13,479,499	12,541,752
Non-current assets
Property, plant and equipment	2,732,338	3,692,349	3,850,803
Deferred offering cost	613,059	828,458	522,987
Deferred tax assets, net	198,478	268,213	272,778
Total non-current assets	3,543,875	4,789,020	4,646,568
Total assets	13,518,705	18,268,519	17,188,320
Current liabilities
Accounts payable	1,836,108	2,481,227	2,081,389
Contract liabilities	1,097,388	1,482,957	425,332
Current portion of bank borrowings	1,071,495	1,447,966	1,150,176
Dividend payable	4,304,783	5,817,274	5,817,274
Financing lease liabilities- current	12,343	16,680	16,680
Accrued expenses and other current liabilities	470,488	635,795	538,646
Tax payable	227,379	307,269	196,581
Total current liabilities	9,081,691	12,272,556	10,376,504
Non-current liabilities
Financing lease liabilities- non-current	8,229	11,120	27,800
Bank borrowings, non-current	658,844	890,330	1,694,188
Total non-current liabilities	667,073	901,450	1,721,988
Total liabilities	9,748,764	13,174,006	12,098,492
Total liabilities	9,748,764	13,174,006	12,098,492
Commitments and contingencies
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; US$0.001 par value, 11,250,000* shares issued and outstanding as of December 31, 2022 and 2023, respectively	11,250	15,203	15,203
Additional paid in capital	1,986,064	2,684,797	2,684,797
Retained earnings	1,772,627	2,394,513	2,389,828
Total shareholders' equity	3,769,941	5,094,513	5,089,828
Total liabilities and shareholders' equity	13,518,705	18,268,519	17,188,320
Related Party [Member]
Current assets
Other receivables - related parties	179,668	242,794
Current liabilities
Due to related parties	$ 61,707	$ 83,388	$ 150,426